Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Summary of Compensation Paid or Payable to Key Management	The compensation paid or payable to key management for employee services, including amortization of share-based payments, is shown in the table below. In 2021, the salaries and other short-term employee benefits paid or payable to key management are $8,557 (2020 - $6,364), which is included in total employee benefits of $34,171 (2020 - $30,728) recognized in general and administrative expenses, employee benefit plan expenses and share-based compensation expenses in the statement of operations.

	2021	2020

Salaries and other short-term employee benefits	$8,557	$6,364
Employee benefit plan	377	337
Share-based payments	6,626	8,468
Termination benefits	441	—
	$16,001	$15,169